Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income (loss) before income tax from continuing operations consists of:

	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Non-PRC	$(5,323)	$(2,052)	$(1,336)
PRC	4,929	4,808	3,684
Total	$(394)	$2,756	$2,348

Schedule Of Income Before Income Tax From Discontinuing Operations, Domestic And Foreign [Table Text Block]
The Company’s income (loss) before income tax from discontinued operations consists of:

	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Non-PRC	$-	$-	$-
PRC	2,338	(728)	(1,524)
Total	$2,338	$(728)	$(1,524)

Summary Of Income Tax Expense Benefit By Operations [Table Text Block]
Income tax expenses for the years ended December 31, 2016, 2015 and 2014 were allocated between continuing operations and discontinued operations as follows:

	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Continuing operations	$(2,664)	$(2,985)	$(2,069)
Discontinued operations	-	-	-
Total income tax expense	$(2,664)	$(2,985)	$(2,069)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Current income tax expenses	$(3,671)	$(3,318)	$(2,294)
Deferred tax benefits	1,007	333	225
Total income tax expense	$(2,664)	$(2,985)	$(2,069)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Income (loss) from continuing operations before income taxes	$(394)	$2,756	$2,348
Income tax benefit (expense) at the PRC statutory rate	99	(689)	(587)
International tax rate differential	(1,331)	(513)	(334)
Super deduction for research and development expenses	461	463	605
Non-deductible expenses	(1,141)	(1,512)	(1,366)
Other adjustments	89	(98)	109
Effect of preferential tax rate	1,635	1,473	859
Change in valuation allowance	(2,430)	(1,618)	(1,249)
Effect of PRC withholding tax	(59)	(89)	(106)
Effect of prior year adjustment and restatement	13	(402)	-
Income tax expense	$(2,664)	$(2,985)	$(2,069)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2015
Inventories	691	266
Accrued expenses	3,121	2,551
Deferred government grants	155	203
Less: valuation allowance	(475)	(417)
Deferred tax assets, current portion	$3,492	$2,603

Long-term inventories	6	-
Fixed assets	2,327	1,664
Deferred government grants	78	259
Tax losses carried forward	6,035	6,531
Less: valuation allowance	(7,994)	(7,861)
Deferred tax assets, non-current portion	$452	$593

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
		(Restated)	(Restated)
Balance at January 1	2,027	1,490	728
Additions for tax positions of the current year	183	479	898
Additions for tax positions of the prior years	-	281	-
Settlement with the taxing authority	-	(107)	-
Lapse of statute of limitations	(368)	(116)	(136)
Balance at December 31	$1,842	$2,027	$1,490